Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Capital management
Equity	€ 43,918	€ 51,536	€ 61,469	€ 71,300
Percentage of equity to total of equity and liabilities	65.5	82.9
Current financial liabilities	€ 1,162	€ 1,297
Non-current financial liabilities	16,413	4,817
Total financial liabilities	€ 17,575	€ 6,114
Percentage of financial liabilities to total of equity and liabilities	26.2	9.8
Total equity and liabilities	€ 67,031	€ 62,139